Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net loss	$ (34,194,000)	$ (21,201,000)	$ (3,268,000)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation of property, plant & equipment	703,000	630,000	569,000
Depreciation of lease building & assets, net of cash paid	(2,035,000)
Amortization of intangible assets	1,523,000		1,000
Write-off gain			(2,240,000)
Impairment charge	472,318	0
Interest and amortization of debt discount	223,000	1,003,000	689,000
Loss on debt extinguishment		100,000
Stock-based compensation	11,261,000	148,000
Inventory valuation allowance	34,000	(524,000)	594,000
Income from equity-method investments, net of dividends received	148,000
Deferred tax asset write-off		3,077,000
Income tax expense / (recovery) net of cash paid	(168,000)	4,000	225,000
Other non cash expenses /(income)
Expenses settled in equity		441,000	153,000
Unrealized and non cash foreign currency transactions	(365,000)	(478,000)	112,000
Reclassification to financial activities		255,000
Changes in operating assets and liabilities, net of effects of businesses acquired / divested
Decrease / (increase) in accounts receivables	688,000	1,451,000	(2,834,000)
Decrease / (increase) in inventories	(1,101,000)	4,337,000	2,319,000
Decrease / (increase) in other current assets and prepaids, net	(950,000)	423,000	275,000
Decrease / (increase) in government assistance, net	(1,039,000)	(528,000)	(1,026,000)
Decrease / (increase) in other noncurrent assets, net	(2,150,000)	(189,000)	(6,000)
Increase / (decrease) in accounts payable	4,558,000	2,100,000	39,000
Increase / (decrease) in deferred revenue, current	20,000	5,000
Increase / (decrease) in income tax payable	2,000		(45,000)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	4,720,000	1,226,000	285,000
Increase / (decrease) in deferred revenue, noncurrent	(7,000)
Increase / (decrease) in defined benefit pension liability	1,521,000	37,000	31,000
Increase / (decrease) in interest on debt owed to related parties	(319,000)	167,000	35,000
Increase / (decrease) in net balance owed to related parties, excluding debt and interest on debt	(11,724,000)	(2,608,000)	1,347,000
Increase / (decrease) in other noncurrent liabilities	(3,078,000)
Net cash provided by / (used in) operating activities	(31,257,000)	(10,124,000)	(2,745,000)
Cash Flows from investing activities:
Sale / (acquisition) of property, plant and equipment	(743,000)	(571,000)	(3,021,000)
Sale / (acquisition) of cryptocurrencies	(500,000)
Sale / (acquisition) of investment in SAFE	(1,000,000)
Sale / (acquisition) of available-for-sale debt securities	(104,000)
Sale / (acquisition) of investment, current	(10,000,000)
Acquisition of a business, net of cash and cash equivalents acquired	(10,549,000)
Acquisition of unconsolidated affiliates and unconsolidated related party affiliates	(12,416,000)
Net cash provided by / (used in) investing activities	(35,312,000)	(571,000)	(3,021,000)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	7,401,000	17,610,000
Proceeds from issuance of Common Stock	429,266,000	60,000,000
Common Stock issuance costs	(28,996,000)	(5,936,000)	(295,000)
Repayment of indebtedness to related parties	(2,750,000)	(1,407,000)
Repayments of debt	(2,377,000)
Payments of debt issue costs		(1,867,000)	(680,000)
Proceeds from convertible loan issuance		20,000,000	9,600,000
Acquisition of common stock for tax withholding obligations	(3,025,000)
Net cash provided by / (used in) financing activities	399,519,000	88,400,000	8,625,000
Effect of exchange rate changes on cash and cash equivalents	83,000	24,000	(21,000)
Cash and cash equivalents
Net increase / (decrease) during the period	333,033,000	77,729,000	2,838,000
Balance, beginning of period	84,624,000	6,895,000	4,057,000
Cash and cash equivalents balance, end of period	417,657,000	84,624,000	6,895,000
Supplemental cash flow information for financing and investing activities
Cash paid for interest, net of amounts capitalized	29,000
Cash paid for income tax	6,000	4,000
Noncash conversion of convertible loans into common stock		21,825,000	8,175,000
Issuance of shares in relation to the acquisition of IC'Alps	2,464,000
Issuance of shares in relation to investments in unconsolidated affiliates	1,948,000
Shares withheld to satisfy tax obligations	3,136,000
ROU assets obtained from operating lease	6,312,000	$ 62,000	$ 65,000
ROU assets obtained from finance lease	$ 157,000